CONSOLIDATION OF VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
CONSOLIDATION OF VARIABLE INTEREST ENTITIES
9.	CONSOLIDATION OF VARIABLE INTEREST ENTITIES
The Company consolidates VIEs for which it is the primary beneficiary or VOEs for which it controls through a majority voting interest or other arrangement. See Note 2 for more information on how the Company evaluates an entity for consolidation.
The Company evaluated any entity in which it had a variable interest upon formation to determine whether the entity should be consolidated. The Company also evaluated the consolidation conclusion during each reconsideration event, such as changes in the governing documents or additional equity contributions to the entity. During the six months ended June 30, 2023, the Company’s consolidated VIEs, LMA Income Series II LP, LMX Series LLC (LMATT Series 2024, Inc.), Longevity Market Advisors, Regional Investment Services and LMA Income Series, LP, had total assets of $57,577,034 and liabilities of $52,474,820. For the year ended December 31, 2022, the Company’s consolidated VIEs, LMATT Series 2024, Inc., Longevity Market Advisors, Regional Investment Services and LMA Income Series, LP, had total assets and liabilities of $30,073,972 and $27,116,762, respectively. The Company did not deconsolidate any entities during the period ended June 30, 2023, or during the year ended December 31, 2022.
As of June 30, 2023, the Company held total assets of $801,345 and liabilities of $185,071, in unconsolidated VIEs. As of December 31, 2022, the Company held total assets of $987,964 and liabilities of $358,586 in unconsolidated VIEs.